Schedule of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Decrease (increase) in assets
Trade accounts receivables	$ (9,375)	$ (68,896)	$ (8,634)
Inventory	(102,068)	8,883	(35,425)
Derivative financial instruments	(14,936)	(7,809)	(4,649)
Other assets	(47,312)	30,557	(45,872)
Trade payables	44,880	21,589	18,823
Confirming payables	87,565	62,525	12,278
Other liabilities	2,759	58,481	12,856
Changes in operating assets and liabilities	$ (38,487)	$ 105,330	$ (50,623)